Inventories - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Inventories [Abstract]
Cost of goods sold to write-down certain inventories	$ 61	$ 16
Reversal of inventory write-down	$ 0